Consolidated Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Supply revenue	$ 7,640	$ 6,324	$ 6,852
Royalties	3,705	4,044	3,648
Collaborative licensing and development revenue	3,217	4,638	3,425
Total revenues	14,562	15,006	13,925
Operating expenses:
Cost of revenues	12,276	12,301	17,463
Research and development	18,628	26,233	33,214
Selling, general and administrative	6,030	5,020	8,611
Total operating expenses	36,934	43,554	59,288
Loss from operations	(22,372)	(28,548)	(45,363)
Other income	150	367	(224)
Loss on early extinguishment of debt	(184)
Interest:
Interest income	146	77	235
Interest expense	(3,959)	(1,723)
Royalty interest obligation	(930)	(1,880)	3,490
Net loss	$ (27,149)	$ (31,707)	$ (41,862)
Basic and diluted net loss per common share (in dollars per share)	$ (47.29)	$ (55.32)	$ (79.23)
Weighted average common shares outstanding-basic (in shares)	574,072	573,118	528,357
Weighted average common shares outstanding-diluted (in shares)	574,072	573,118	528,357